Asset Impairment and Exit Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Person
Asset Impairment and Exit Charges (Textual) [Abstract]
Asset impairment and exit charges	$ 38	$ 56
Number of employees eliminated in plant closure			60
RJR Tobacco [Member]
Asset Impairment and Exit Charges (Textual) [Abstract]
Asset impairment and exit charges	24
Other Segments [Member]
Asset Impairment and Exit Charges (Textual) [Abstract]
Asset impairment and exit charges	$ 14